Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

Note 6

Income Taxes

Income taxes attributable to continuing operations for the years ended December 31, 2014, 2013 and 2012 differed from the amounts computed by applying the statutory U.S. Federal income tax rate of 35% to earnings before income taxes excluding non-controlling interest for the following reasons:

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012
Computed “expected” tax expense excluding non-controlling interest	$186,574	$83,190	$128,275
Adjustments to tax expense attributable to:
Foreign tax differences	4,314	1,808	(36,139)
Tax-exempt income	(8,793)	(33,183)	(62)
State income taxes, net of federal benefit	10,021	3,139	658
Federal tax credits	(11,765)	(21,095)	(1,693)
Change in pension deferred tax	(331)	(397)	(1,252)
Domestic manufacturing deduction	(10,667)	(1,488)	(5,643)
Other	(1,554)	476	46
Total income tax expense	$167,799	$32,450	$84,190

Certain of Seaboard’s foreign operations are subject to no income tax or a tax rate which is considerably lower than the U.S. corporate tax rate.  Fluctuation of earnings or losses incurred from certain foreign operations conducting business in these jurisdictions can impact the mix of taxable earnings for each fiscal year.  The treatment of biodiesel production credits as tax-exempt income was clarified by the U.S. Internal Revenue Service (IRS) in 2013 for 2013 and prior years and thus the amount of benefit recognized in 2013 above includes $16,523,000 for related refund claims for prior years not previously treated as tax-exempt.

Earnings before income taxes consisted of the following:

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012
United States	$471,744	$164,285	$178,821
Foreign	61,325	73,401	187,680
Total earnings excluding non-controlling interest	533,069	237,686	366,501
Less: net income attributable to non-controlling interest	(730)	(1,529)	(277)
Total earnings before income taxes	$533,799	$239,215	$366,778

The components of total income taxes were as follows:

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012
Current:
Federal	$111,120	$(33,679)	$68,928
Foreign	19,729	28,048	31,149
State and local	11,505	3,093	6,507
Deferred:
Federal	19,953	24,698	(16,818)
Foreign	976	5,575	(935)
State and local	4,516	4,715	(4,641)
Income tax expense	167,799	32,450	84,190
Unrealized changes in other comprehensive income	(26,835)	10,318	(9,197)
Total income taxes	$140,964	$42,768	$74,993

As of December 31, 2014 and 2013, Seaboard had income taxes receivable of $49,298,000 and $60,456,000, respectively, primarily related to domestic tax jurisdictions, and had income taxes payable of $4,673,000 and $2,974,000, respectively, primarily related to foreign tax jurisdictions.

Components of the net deferred income tax liability at the end of each year were as follows:

	December 31,
(Thousands of dollars)	2014	2013

Deferred income tax liabilities:
Depreciation	$107,091	$114,519
Domestic partnerships	48,592	29,871
LIFO	42,193	17,212
Cash basis farming adjustment	9,763	9,983
Other	4,391	4,300

	$212,030	$175,885
Deferred income tax assets:
Reserves/accruals	$110,662	$83,408
Deferred earnings of foreign subsidiaries	34,853	24,266
Net operating and capital loss carry-forwards	18,853	17,725
Tax credit carry-forwards	14,760	14,933
Other	3,569	3,535
	182,697	143,867
Valuation allowance	20,558	17,869
Net deferred income tax liability	$49,891	$49,887

Seaboard recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. For the years ended December 31, 2014, 2013 and 2012, such interest and penalties were not material. The Company had approximately $3,097,000 and $2,120,000 accrued for the payment of interest and penalties on uncertain tax positions at December 31, 2014, and 2013, respectively.

As of December 31, 2014 and 2013, Seaboard had $6,888,000 and $7,301,000, respectively, in total unrecognized tax benefits all of which, if recognized, would affect the effective tax rate. Seaboard does not have any material uncertain tax positions in which it is reasonably possible that the total amounts of the unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.  The following table is a reconciliation of the beginning and ending amount of unrecognized tax benefits:

(Thousands of dollars)	2014	2013

Beginning balance at January 1	$7,301	$5,053
Additions for uncertain tax positions of prior years	454	2,300
Decreases for uncertain tax positions of prior years	(288)	(238)
Additions for uncertain tax positions of current year	44	422
Lapse of statute of limitations	(623)	(236)
Ending balance at December 31	$6,888	$7,301

Seaboard’s tax returns are regularly audited by federal, state and foreign tax authorities, which may result in material adjustments. Seaboard’s U.S. federal income tax years’ are closed through 2009. The IRS examination of Seaboard’s 2010 U.S. income tax return has been finalized. The jurisdictions that most significantly impact Seaboard’s effective tax rate are the United States and Argentina.

As of December 31 2014, Seaboard had not provided for U.S. Federal Income and foreign withholding taxes on $999,524,000 of undistributed earnings from foreign operations, as Seaboard intends to reinvest such earnings indefinitely outside of the United States. Determination of the tax that might be paid on these undistributed earnings if eventually remitted is not practical.  If Seaboard decided at a later date to repatriate these earnings to the U.S., Seaboard would be required to provide for the net tax effects on these amounts.

Management believes Seaboard’s future taxable income will be sufficient for full realization of the net deferred tax assets. The valuation allowance relates to the tax benefits from foreign net operating losses. Management does not believe these benefits are more likely than not to be realized due to limitations imposed on the deduction of these losses. At December 31, 2014, Seaboard had foreign net operating loss carry-forwards of approximately $51,876,000 a portion of which expire in varying amounts between 2015 and 2032, while others have indefinite expiration periods.

At December 31, 2014, Seaboard had state tax credit carry-forwards of approximately $22,708,000, net of valuation allowance, all of which carry-forward indefinitely.

Seaboard has certain investments in various limited partnerships as a limited partner that are expected to enable Seaboard to obtain certain low income housing tax credits over a period of approximately ten years. Seaboard uses the proportional amortization method of accounting for all of its qualified affordable housing project investments by amortizing the initial cost of the investment in proportion to the income tax credits received and recognizing the net investment performance in the Comprehensive Statements of Income as a component of income tax expense.  The amounts of affordable housing tax credits and other tax benefits and related amortization expense recognized as components of income tax expense were not material for the years ended December 31, 2014, 2013 and 2012.  The balance of these investments recognized on the Consolidated Balance Sheets as of December 31, 2014 and 2013 was $11,625,000 and $13,189,000, respectively.

On December 19, 2014, the Tax Increase Prevention Act of 2014 (the 2014 Tax Act) was signed into law.  The 2014 Tax Act extended many expired corporate income tax provisions through December 31, 2014 which impacted current and deferred income taxes for financial reporting purposes. The total annual effects of the provisions in the new law on current and deferred taxes assets and liabilities for Seaboard were recorded in the fourth quarter of 2014.  The impact was a tax benefit of $11,410,000, or $9.68 per common share, recorded primarily related to certain income tax credits.  In addition to this amount was a credit of $15,450,000 for the Federal blender’s credits for 2014 that was recognized as revenues in the fourth quarter of 2014.  See Note 12 for further discussion of this Federal blender’s credit.  Since the 2014 Tax Act only extended these tax provisions, including the Federal blender’s credits, through December 31, 2014, future legislation would be required to extend these expired tax provisions.

On January 2, 2013, the American Taxpayer Relief Act of 2012 (the Tax Act) was signed into law.  The Tax Act extended many expired corporate income tax provisions that impact current and deferred taxes for financial reporting purposes.  In accordance with U.S. GAAP, the determination of current and deferred taxes is based on the provisions of the enacted law as of the balance sheet date; the effects of future changes in tax law are not anticipated.  The effects of changes in tax laws, including retroactive changes, are recognized in the financial statements in the period that the changes are enacted.  Accordingly, as the Tax Act was signed into law in 2013, the effects of the retroactive provisions in the new law on current and deferred taxes assets and liabilities for Seaboard were recorded in the first quarter of 2013.  The total impact was a one-time tax benefit of $7,945,000 recorded in the first quarter of 2013 related to certain 2012 income tax credits.  In addition to this amount was a credit of approximately $11,260,000 for 2012 Federal blender’s credits that was recognized as revenues in the first quarter of 2013.  See Note 12 for further discussion of this Federal blender’s credit.